COMPANY'S OPERATIONS - Equity interest (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary	100.00%	100.00%
F&E Tecnologia do Brasil S.A.
COMPANY'S OPERATIONS
Main activity	Biofuel production, except alcohol
Country	Brazil
Percentage of ownership interest in subsidiary	100.00%	100.00%
Fibria Celulose (USA) Inc.
COMPANY'S OPERATIONS
Main activity	Business office
Country	United States of America
Percentage of ownership interest in subsidiary	100.00%	100.00%
Fibria Overseas Finance Ltd.
COMPANY'S OPERATIONS
Main activity	Financial fundraising
Country	Cayman Island
Percentage of ownership interest in subsidiary		100.00%
Fibria Terminal de Celulose de Santos SPE S.A.
COMPANY'S OPERATIONS
Main activity	Port operations
Country	Brazil
Percentage of ownership interest in subsidiary	100.00%	100.00%
FuturaGene Ltd.
COMPANY'S OPERATIONS
Main activity	Biotechnology research and development
Country	England
Percentage of ownership interest in subsidiary	100.00%	100.00%
FuturaGene Delaware Inc.
COMPANY'S OPERATIONS
Main activity	Biotechnology research and development
Country	United States of America
Percentage of ownership interest in subsidiary	100.00%	100.00%
FuturaGene Israel Ltd.
COMPANY'S OPERATIONS
Main activity	Biotechnology research and development
Country	Israel
Percentage of ownership interest in subsidiary	100.00%	100.00%
FuturaGene Inc.
COMPANY'S OPERATIONS
Main activity	Biotechnology research and development
Country	United States of America
Percentage of ownership interest in subsidiary	100.00%	100.00%
Maxcel Empreendimentos e Participacoes S.A.
COMPANY'S OPERATIONS
Main activity	Holding
Country	Brazil
Percentage of ownership interest in subsidiary	100.00%	100.00%
Itacel - Terminal de Celulose de Itaqui S.A.
COMPANY'S OPERATIONS
Main activity	Port operations
Country	Brazil
Percentage of ownership interest in subsidiary	100.00%	100.00%
Mucuri Energetica S.A
COMPANY'S OPERATIONS
Main activity	Power generation and distribution
Country	Brazil
Percentage of ownership interest in subsidiary	100.00%	100.00%
Paineiras Logistica e Transportes Ltda.
COMPANY'S OPERATIONS
Main activity	Road freight transport
Country	Brazil
Percentage of ownership interest in subsidiary	100.00%	100.00%
Portocel - Terminal Espec. Barra do Riacho S.A.
COMPANY'S OPERATIONS
Main activity	Port operations
Country	Brazil
Percentage of ownership interest in subsidiary	51.00%	51.00%
Projetos Especiais e Investimentos Ltda.
COMPANY'S OPERATIONS
Main activity	Commercialization of equipment and parts
Country	Brazil
Percentage of ownership interest in subsidiary	100.00%	100.00%
SFBC Participacoes Ltda.
COMPANY'S OPERATIONS
Main activity	Packaging production
Country	Brazil
Percentage of ownership interest in subsidiary	100.00%	100.00%
Stenfar S.A. Indl. Coml. Imp. Y. Exp.
COMPANY'S OPERATIONS
Main activity	Commercialization of paper and computer materials
Country	Argentina
Percentage of ownership interest in subsidiary	100.00%	100.00%
Suzano Austria GmbH
COMPANY'S OPERATIONS
Main activity	Business office
Country	Austria
Percentage of ownership interest in subsidiary	100.00%	100.00%
Suzano Canada Inc.
COMPANY'S OPERATIONS
Main activity	Lignin research and development
Country	Canada
Percentage of ownership interest in subsidiary	100.00%	100.00%
Suzano Ecuador S.A.S.
COMPANY'S OPERATIONS
Main activity	Business office
Country	Ecuador
Percentage of ownership interest in subsidiary	100.00%	100.00%
Suzano Finland Oy
COMPANY'S OPERATIONS
Main activity	Industrialization and commercialization of cellulose, microfiber cellulose and paper
Country	Finland
Percentage of ownership interest in subsidiary	100.00%	100.00%
Suzano International Finance B.V
COMPANY'S OPERATIONS
Main activity	Financial fundraising
Country	Netherlands
Percentage of ownership interest in subsidiary	100.00%	100.00%
Suzano International Holding B.V
COMPANY'S OPERATIONS
Main activity	Holding
Country	Netherlands
Percentage of ownership interest in subsidiary	100.00%	100.00%
Suzano International Trade GmbH
COMPANY'S OPERATIONS
Main activity	Business office
Country	Austria
Percentage of ownership interest in subsidiary	100.00%	100.00%
Suzano Packaging LLC
COMPANY'S OPERATIONS
Main activity	Production of coated and uncoated paperboard, used in the production of Liquid Packaging Board and Cupstock
Country	United States of America
Percentage of ownership interest in subsidiary	100.00%
Suzano Material Technology Development Ltd.
COMPANY'S OPERATIONS
Main activity	Biotechnology research and development
Country	China
Percentage of ownership interest in subsidiary	100.00%	100.00%
Suzano Netherlands B.V.
COMPANY'S OPERATIONS
Main activity	Financial fundraising
Country	Netherlands
Percentage of ownership interest in subsidiary	100.00%	100.00%
Suzano Operacoes Industriais e Florestais S.A.
COMPANY'S OPERATIONS
Main activity	Industrialization, commercialization and exporting of pulp
Country	Brazil
Percentage of ownership interest in subsidiary	100.00%	100.00%
Suzano Pulp and Paper America Inc.
COMPANY'S OPERATIONS
Main activity	Business office
Country	United States of America
Percentage of ownership interest in subsidiary	100.00%	100.00%
Suzano Pulp and Paper Europe S.A.
COMPANY'S OPERATIONS
Main activity	Business office
Country	Switzerland
Percentage of ownership interest in subsidiary	100.00%	100.00%
Suzano Shanghai Ltd.
COMPANY'S OPERATIONS
Main activity	Business office
Country	China
Percentage of ownership interest in subsidiary	100.00%	100.00%
Suzano Trading Ltd.
COMPANY'S OPERATIONS
Main activity	Financial fundraising
Country	China
Percentage of ownership interest in subsidiary	100.00%	100.00%
Suzano Singapore Pte. Ltd
COMPANY'S OPERATIONS
Main activity	Business office
Country	Singapore
Percentage of ownership interest in subsidiary	100.00%	100.00%
Suzano Trading International KFT
COMPANY'S OPERATIONS
Main activity	Business office
Country	Hungary
Percentage of ownership interest in subsidiary	100.00%	100.00%
Suzano Ventures LLC
COMPANY'S OPERATIONS
Main activity	Corporate venture capital
Country	United States of America
Percentage of ownership interest in subsidiary	100.00%	100.00%
Veracel Celulose S.A.
COMPANY'S OPERATIONS
Main activity	Industrialization, commercialization and exporting of pulp
Country	Brazil
Percentage of ownership equity interests, Accounting method, Fair value through other comprehensive income	50.00%	50.00%
Biomas Serviços Ambientais, Restauração e Carbono S.A.
COMPANY'S OPERATIONS
Main activity	Restoration, conservation and preservation of forests
Country	Brazil
Percentage of ownership equity interests, Accounting method, Equity	16.66%	16.66%
Ensyn Corporation
COMPANY'S OPERATIONS
Main activity	Biofuel research and development
Country	United States of America
Percentage of ownership equity interests, Accounting method, Equity	24.80%	25.53%
F&E Technologies LLC
COMPANY'S OPERATIONS
Main activity	Biofuel production, except alcohol
Country	United States of America
Percentage of ownership equity interests, Accounting method, Equity	50.00%	50.00%
Ibema Companhia Brasileira de Papel
COMPANY'S OPERATIONS
Main activity	Industrialization and commercialization of paperboard
Country	Brazil
Percentage of ownership equity interests, Accounting method, Equity	49.90%	49.90%
Simplifyber, Inc
COMPANY'S OPERATIONS
Main activity	Production of consumer goods through the transformation of cellulose-based liquids
Country	United States of America
Percentage of ownership equity interests, Accounting method, Equity	13.91%
Spinnova Plc
COMPANY'S OPERATIONS
Main activity	Research of sustainable raw materials for the textile industry
Country	Finland
Percentage of ownership equity interests, Accounting method, Equity	18.77%	18.78%
Woodspin Oy
COMPANY'S OPERATIONS
Main activity	Development and production of cellulose-based fibers, yarns and textile filaments
Country	Finland
Percentage of ownership equity interests, Accounting method, Equity	50.00%	50.00%
Bem Agro Integração e Desenvolvimento S.A
COMPANY'S OPERATIONS
Main activity	Software solutions based on artificial intelligence and computer vision for agribusiness
Country	Brazil
Percentage of ownership equity interests, Accounting method, Equity	5.82%
Celluforce Inc.
COMPANY'S OPERATIONS
Main activity	Nanocrystalline pulp research and development
Country	Canada
Percentage of ownership equity interests, Accounting method, Fair value through other comprehensive income	8.28%	8.28%
Lenzing Aktiengesellschft
COMPANY'S OPERATIONS
Main activity	Production of wood-based cellulose fibers
Country	Austria
Percentage of ownership equity interests, Accounting method, Equity	15.00%
Nfinite Nanotechnology Inc. (Indirect)
COMPANY'S OPERATIONS
Main activity	Research and development of smart nanocoatings
Country	Canada
Percentage of ownership equity interests, Accounting method, Fair value through other comprehensive income	5.00%